Fair Value Measurements (Details) - Schedule of Black-Scholes model to measure the warrant liabilities - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Black-Scholes model to measure the warrant liabilities [Abstract]
Stock price	$ 11.94	$ 6
Strike price	$ 11.50	$ 11.50
Term (in years)	5 years 3 months	5 years 6 months
Volatility	16.40%	18.40%
Risk-free rate	0.43%	0.43%
Dividend yield	0.00%	0.00%
Fair value of private warrants	$ 2.10	$ 2.37
Fair value of UPO	$ 1.97	$ 2.28